                             SEI DAILY INCOME TRUST
                              GOVERNMENT PORTFOLIO
                             MONEY MARKET PORTFOLIO
                           PRIME OBLIGATION PORTFOLIO
                               TREASURY PORTFOLIO
                             TREASURY II PORTFOLIO

                    SUPPLEMENT DATED MARCH 20, 1998, TO THE
               CLASS A AND CLASS B PROSPECTUS DATED MAY 31, 1997.

THIS SUPPLEMENT SUPERSEDES AND REPLACES ANY EXISTING SUPPLEMENTS TO THE PROSPECTUS. THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The cutoff time for receipt by the Portfolios of purchase and redemption orders is the time of the calculation of NAV set forth below for each Portfolio. Effective December 8, 1997, the net asset value per share ("NAV") for the Prime Obligation Portfolio and the Treasury II Portfolio will be calculated in accordance with the following schedule:

PORTFOLIO           CURRENT TIME TO CALCULATE THE NAV      NEW TIME TO CALCULATE THE NAV
Prime Obligation    4:30 p.m., Eastern Time                5:00 p.m., Eastern Time
Treasury II         2:00 p.m., Eastern Time                2:30 p.m., Eastern Time

The NAV for the Treasury Portfolio, the Government Portfolio, and the Money Market Portfolio is currently 4:30 p.m., Eastern Time, as described in the current prospectus. It is anticipated that the time for determining the NAV for the Treasury, Government, and Money Market Portfolios will be changed to 5:00 p.m., Eastern Time, in the near future. Shareholders will receive prior written notification of this or any future change to the NAV calculation time.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CMS-B-001-01

                             SEI DAILY INCOME TRUST
                              GOVERNMENT PORTFOLIO
                             MONEY MARKET PORTFOLIO
                           PRIME OBLIGATION PORTFOLIO
                               TREASURY PORTFOLIO
                             TREASURY II PORTFOLIO

                    SUPPLEMENT DATED MARCH 20, 1998, TO THE
                     CLASS C PROSPECTUS DATED MAY 31, 1997.

THIS SUPPLEMENT SUPERSEDES AND REPLACES ANY EXISTING SUPPLEMENTS TO THE PROSPECTUS. THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The cutoff time for receipt by the Portfolios of purchase and redemption orders is the time of the calculation of NAV set forth above for each Portfolio. Effective December 8, 1997, the net asset value per share ("NAV") for the Prime Obligation Portfolio and the Treasury II Portfolio will be calculated in accordance with the following schedule:

PORTFOLIO           CURRENT TIME TO CALCULATE THE NAV      NEW TIME TO CALCULATE THE NAV
Prime Obligation    4:30 p.m., Eastern Time                5:00 p.m., Eastern Time
Treasury II         2:00 p.m., Eastern Time                2:30 p.m., Eastern Time

The NAV for the Treasury Portfolio, the Government Portfolio, and the Money Market Portfolio is currently 4:30 p.m., Eastern Time, as described in the current prospectus. It is anticipated that the time for determining the NAV for the Treasury, Government, and Money Market Portfolios will be changed to 5:00 p.m., Eastern Time, in the near future. Shareholders will receive prior written notification of the or any future change to the NAV calculation time.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CMS-B-038-01

                             SEI DAILY INCOME TRUST
                              GOVERNMENT PORTFOLIO
                             MONEY MARKET PORTFOLIO
                           PRIME OBLIGATION PORTFOLIO
                               TREASURY PORTFOLIO
                             TREASURY II PORTFOLIO
                    SUPPLEMENT DATED MARCH 20, 1998, TO THE
                   SWEEP CLASS PROSPECTUS DATED MAY 31, 1997.

THIS SUPPLEMENT SUPERSEDES AND REPLACES ANY EXISTING SUPPLEMENTS TO THE PROSPECTUS. THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS. IT SHOULD BE RETAINED AND READ IN CONJUNCTION WITH SUCH PROSPECTUS.

The cutoff time for receipt by the Portfolios of purchase and redemption orders is the time of the calculation of NAV set forth above for each Portfolio. Effective December 8, 1997, the net asset value per share ("NAV") for the Prime Obligation Portfolio and the Treasury II Portfolio will be calculated in accordance with the following schedule:

PORTFOLIO           CURRENT TIME TO CALCULATE THE NAV      NEW TIME TO CALCULATE THE NAV
Prime Obligation    4:30 p.m., Eastern Time                5:00 p.m., Eastern Time
Treasury II         2:00 p.m., Eastern Time                2:30 p.m., Eastern Time

The NAV for the Treasury Portfolio, the Government Portfolio, and the Money Market Portfolio is currently 4:30 p.m., Eastern Time, as described in the current prospectus. It is anticipated that the time for determining the NAV for the Treasury, Government, and Money Market Portfolios will be changed to 5:00 p.m., Eastern Time, in the near future. Shareholders will receive prior written notification of this or any future change to the NAV calculation time.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CMS-B-039-01